Accounts Payable And Accrued Liabilities - Summary of Detailed Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 45,057	$ 21,227
Capital related	18,833	18,153
Working capital adjustment payable		12,451
Accrued interest	1,553	1,480
Income taxes payable	1,761	1,754
Accounts payable and accrued liabilities current	$ 67,204	$ 55,065